CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Trade receivables, provision (in dollars)	$ 3,263	$ 2,227
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	5,000,000
Common stock, par value (in dollars per share)	$ 0.001	$ 0.001
Common stock, shares authorized	750,000,000	750,000,000
Common stock, shares issued	115,470,692	22,753,868
Common stock, shares outstanding	115,470,692	22,753,868
Series C Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	85,000	85,000
Preferred Stock, Shares Issued	0	56,000
Preferred Stock, Shares Outstanding	0	56,000
Series D Preferred Stock [Member]
Preferred stock, par value (in dollars per share)	$ 0.001	$ 0.001
Preferred stock, shares authorized	250,000	250,000
Preferred Stock, Shares Issued	8,160	0
Preferred Stock, Shares Outstanding	8,160	0
Common stock, shares outstanding	8,160